Due from Financial Institutions Measured at Amortized Cost - Summary of Restricted Cash and Cash Equivalents (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Restricted Cash and Cash Equivalents [line Items]
Restricted due from financial institutions at amortized cost	₩ 22,177,858	₩ 18,540,908
Due from financial institutions in Korean won
Restricted Cash and Cash Equivalents [line Items]
Restricted due from financial institutions at amortized cost	15,700,992	12,996,596
Due from financial institutions in Korean won | The Bank of Korea
Restricted Cash and Cash Equivalents [line Items]
Restricted due from financial institutions at amortized cost	₩ 13,939,438	₩ 11,635,481
Reason for restriction	Bank of Korea Act	Bank of Korea Act
Due from financial institutions in Korean won | KEB Hana Bank and others
Restricted Cash and Cash Equivalents [line Items]
Restricted due from financial institutions at amortized cost	₩ 130,640	₩ 106,500
Reason for restriction	Net settlement and others	Net settlement and others
Due from financial institutions in Korean won | Korea Securities Finance Corporation and others
Restricted Cash and Cash Equivalents [line Items]
Restricted due from financial institutions at amortized cost	₩ 1,630,914	₩ 1,254,615
Reason for restriction	Derivatives margin account and others	Derivatives margin account and others
Due from financial institutions in foreign currencies
Restricted Cash and Cash Equivalents [line Items]
Restricted due from financial institutions at amortized cost	₩ 6,476,866	₩ 5,544,312
Due from financial institutions in foreign currencies | The Bank of Korea and others
Restricted Cash and Cash Equivalents [line Items]
Restricted due from financial institutions at amortized cost	₩ 3,392,616	₩ 2,736,871
Reason for restriction	Bank of Korea Act and others	Bank of Korea Act and others
Due from financial institutions in foreign currencies | Industrial and Commercial Bank of China and others
Restricted Cash and Cash Equivalents [line Items]
Restricted due from financial institutions at amortized cost	₩ 81,983	₩ 98,264
Reason for restriction	Bank Act of the State of New York and others	Bank Act of the State of New York and others
Due from financial institutions in foreign currencies | Yuanta Bank (Taiwan) and others
Restricted Cash and Cash Equivalents [line Items]
Restricted due from financial institutions at amortized cost	₩ 3,002,267	₩ 2,709,177
Reason for restriction	Derivatives margin account and others	Derivatives margin account and others